Intangible Liabilities - Charter Agreements (Tables)	12 Months Ended
Dec. 31, 2023
Intangible Liabilities/ Assets - Charter Agreements - Aggregate Amortization of Intangible Liabilities (Table)
Amount
December 31, 2024	5,114
December 31, 2025	548
$5,662